TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Allowance For impairment of accounts receivable, beginning	€ 99	€ 99	€ 34	€ 101	€ 30
Allowance For impairment of accounts receivable Additions			65		71
Allowance For impairment of accounts receivable reversal				(67)
Allowance For impairment of accounts receivable, ending	€ 99	€ 99	€ 99	€ 34	€ 101